Operating expenses (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Note	2021 Restated	2020	2019
Employee benefit expenses	8	(66,437)	(131,886)	(122,088)
Depreciation and amortization	9	(116,318)	(113,581)	(105,133)
Agent costs		(5,275)	(83,003)	(78,329)
IT costs		(9,294)	(14,279)	(15,431)
Auditors, lawyers and consultants		(7,989)	(21,885)	(12,798)
Advertising and promotion		(1,225)	(9,018)	(8,861)
Travel, entertainment, office and rental cost		(1,511)	(8,272)	(8,518)
Change in fair value of warrants	43	(10,856)	—	—
Other operating expenses		(267,189)	2,723	(3,275)
Total		(486,094)	(379,201)	(354,433)
Of which exceptional items	10	(285,145)	(15,958)	(9,853)
Of which capitalized expenditure		16,670	24,716	23,722